Note 14 - Other Financial Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Gains (losses) on available-for-sale financial assets	$ 4,700	$ 2,600
Other comprehensive income, net of tax, available-for-sale financial assets	$ (510)	(479)
Silver future contracts, long position, number	200
Silver future contracts, long position, number of ounces of silver	1,000,000
Derivative financial assets	$ 2,038
Futures contract [member]
Statement Line Items [Line Items]
Derivative financial assets	2,000
Derivative financial assets, unrealized gain	1,300
Derivate financial assets, deposits	$ 700